Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$866,458.01

Principal:
Principal Collections	$11,749,488.97
Prepayments in Full	$4,184,247.07
Liquidation Proceeds	$168,571.34
Recoveries	$52,969.90
Sub Total	$16,155,277.28
Collections	$17,021,735.29

Purchase Amounts:
Purchase Amounts Related to Principal	$732,269.61
Purchase Amounts Related to Interest	$4,077.49
Sub Total	$736,347.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,758,082.39

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	44
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,758,082.39
Servicing Fee	$193,809.31	$193,809.31	$0.00	$0.00	$17,564,273.08
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,564,273.08
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,564,273.08
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$17,564,273.08
Interest - Class A-4 Notes	$71,022.18	$71,022.18	$0.00	$0.00	$17,493,250.90
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,493,250.90
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$17,409,764.82
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,409,764.82
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$17,340,431.49
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,340,431.49
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$17,242,764.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,242,764.82
Regular Principal Payment	$16,281,776.33	$16,281,776.33	$0.00	$0.00	$960,988.49
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$960,988.49
Residual Released to Depositor	$0.00	$960,988.49	$0.00	$0.00	$0.00
Total		$17,758,082.39

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$16,281,776.33
Total					$16,281,776.33
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$16,281,776.33	$91.95	$71,022.18	$0.40	$16,352,798.51	$92.35
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$16,281,776.33	$7.98	$321,508.26	$0.16	$16,603,284.59	$8.14

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$85,226,615.51	0.4813160	$68,944,839.18	0.3893649
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$225,216,615.51	0.1104079	$208,934,839.18	0.1024261

Pool Information
Weighted Average APR	4.638%	4.658%
Weighted Average Remaining Term	22.06	21.28
Number of Receivables Outstanding	26,556	25,669
Pool Balance	$232,571,172.61	$215,577,981.12
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$225,216,615.51	$208,934,839.18
Pool Factor	0.1118693	0.1036954

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$10,394,773.71
Yield Supplement Overcollateralization Amount	$6,643,141.94
Targeted Overcollateralization Amount	$6,643,141.94
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$6,643,141.94

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	44
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		107	$158,614.50
(Recoveries)		205	$52,969.90
Net Loss for Current Collection Period			$105,644.60
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5451%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance for the collection Period:
Third Preceding Collection Period			0.5165%
Second Preceding Collection Period			0.8019%
Preceding Collection Period			1.0134%
Current Collection Period			0.5658%
Four Month Average (Current and Preceding Three Collection Periods)			0.7244%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		7,861	$16,674,471.13
(Cumulative Recoveries)			$2,220,765.21
Cumulative Net Loss for All Collection Periods			$14,453,705.92
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6952%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,121.16
Average Net Loss for Receivables that have experienced a Realized Loss			$1,838.66

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.04%	571	$6,563,493.53
61-90 Days Delinquent	0.43%	72	$924,120.05
91-120 Days Delinquent	0.14%	18	$296,214.48
Over 120 Days Delinquent	0.90%	116	$1,939,697.20
Total Delinquent Receivables	4.51%	777	$9,723,525.26

Repossession Inventory:
Repossessed in the Current Collection Period		18	$300,279.23
Total Repossessed Inventory		32	$542,479.89

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.7454%
Preceding Collection Period			0.6853%
Current Collection Period			0.8025%
Three Month Average			0.7444%

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	44

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer